Income Taxes Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current Federal Tax Expense (Benefit)					$ 210	$ 239	$ 441
Current State and Local Tax Expense (Benefit)					53	59	143
Current Foreign Tax Expense (Benefit)					60	95	70
Current Income Tax Expense (Benefit)					323	393	654
Deferred Federal Income Tax Expense (Benefit)					(52)	(667)	(123)
Deferred State and Local Income Tax Expense (Benefit)					(14)	(35)	45
Deferred Foreign Income Tax Expense (Benefit)					52	(27)	(19)
Deferred income taxes			$ 1	$ (39)	(14)	(729)	(97)
Income Tax Expense (Benefit)	$ (101)	$ (81)	$ (160)	$ (139)	$ (309)	$ 336	$ (557)